Total Equity - Other Net Changes In Capitalization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Thomas Cook India's spin-off of its investment in Quess	$ (466.2)	$ (212.5)
Boat Rocker issuance of preferred shares	(5.1)	(0.6)
Recipe's acquisition of The Keg	121.7	(5.8)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(255.2)	(399.0)
Retained earnings
Dividends paid to co-investors in Allied World and Brit	(104.1)	(86.5)
Other	8.8	(29.4)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(109.1)	(185.2)
Non- controlling interests
Thomas Cook India's spin-off of its investment in Quess	(466.2)	(212.5)
Dividends paid to co-investors in Allied World and Brit	104.1	86.5
Boat Rocker issuance of preferred shares	(0.3)
Recipe's acquisition of The Keg	121.7	(5.8)
Other	28.7	(67.2)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(131.7)	(206.7)
Thomas Cook India | Retained earnings
Thomas Cook India's spin-off of its investment in Quess	0.0	0.0
Thomas Cook India | Non- controlling interests
Thomas Cook India's spin-off of its investment in Quess	(147.2)	0.0
The Keg | Retained earnings
Recipe's acquisition of The Keg	0.0	(9.3)
The Keg | Non- controlling interests
Recipe's acquisition of The Keg	0.0	(79.1)
Brit | Retained earnings
Additional investments in Brit	0.0	(63.9)
Brit | Non- controlling interests
Additional investments in Brit	0.0	(233.5)
Boat Rocker | Retained earnings
Boat Rocker issuance of preferred shares	0.0	0.0
Boat Rocker | Non- controlling interests
Boat Rocker issuance of preferred shares	20.0	0.0
Recipe | Retained earnings
Share repurchases	(15.5)	0.0
Recipe | Non- controlling interests
Share repurchases	(105.5)	0.0
Fairfax Africa | Retained earnings
Fairfax Africa secondary public offering	0.0	3.9
Fairfax Africa | Non- controlling interests
Fairfax Africa secondary public offering	0.0	86.6
Fairfax India and Fairfax Africa | Retained earnings
Share repurchases	1.7	0.0
Fairfax India and Fairfax Africa | Non- controlling interests
Share repurchases	$ (31.8)	$ 0.0